Organization - Schedule of Cash Flows of VIEs (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable Interest Entity
Net cash provided by/ (used in) operating activities	¥ (111,000,228)	$ (15,206,969)	¥ 352,019,561	¥ 260,871,457
Net cash provided by/ (used in) investing activities	(2,344,367,080)	(321,176,972)	3,895,444,173	1,884,829,256
Net cash (used in)/provided by financing activities	186,843,558	25,597,463	(565,971,561)	(834,990,791)
Variable Interest Entity
Variable Interest Entity
Net cash provided by/ (used in) operating activities	(1,349,175,834)	(184,836,331)	1,132,978,031	(329,949,497)
Net cash provided by/ (used in) investing activities	(561,586,008)	(76,936,967)	1,449,584,102	489,498,990
Net cash (used in)/provided by financing activities	¥ (156,112,319)	$ (21,387,300)	¥ (111,291,410)	¥ 575,109,678